Trade and Other Receivables - Summary of Reconciliation of Changes in the Allowance for Impairment of Trade Receivables (Detail) - Trade Receivables Past Due and Impaired [Member] - Trade Receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Balance at beginning of period	$ 755,410	$ 768,217
Increases (decreases) for the year	316,004	211,536
Amounts written off	(113,198)	(112,591)
Foreign currency translation differences	(59,493)	(111,752)
Balance at end of period	$ 898,723	$ 755,410